Property, plant and equipment - Provision for Spare Parts (Details) - Spare Parts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 62,513	$ 58,600
Increase in provision	2,156	3,913
Reclassification of short-term materials provision	(13,713)	0
Closing balance	$ 50,956	$ 62,513